Stock-based compensation (Details) - Mar. 31, 2015 - Stock Option Plan 2002 [Member] - USD ($)	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	11,750
Number of options, Expired	3,500
Number of options Outstanding, Ending Balance	8,250
Number of Options, Exercisable	6,375
Weighted average exercise price Outstanding, Beginning Balance	$ 18.88
Weighted average exercise price, Expired	11.37
Weighted average exercise price Outstanding, Ending Balance	22.06
Weighted average exercise price, Exercisable	$ 22.06
Weighted average remaining contractual term, Outstanding	6 years 3 months 18 days
Weighted average remaining contractual term, Exercisable	6 years 3 months 18 days
Aggregate intrinsic value, Outstanding	$ 0
Aggregate intrinsic value, Exercisable	$ 0